Submission	Dec. 02, 2024
Submission [Line Items]
Central Index Key	0001004980
Registrant Name	PG&E Corporation
Registration File Number	333-277286
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES